Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
ASSETS
Current assets
Cash and cash equivalents	721,573,493	22,137,640	3,179,873
Amounts due from subsidiaries	-	6,271,868	900,898
Amounts due from a related party	-	8,424,629	1,210,122
Other current assets	4,117,311	2,416,728	347,141
Total current assets	725,690,804	39,250,865	5,638,034
Non-current assets:
Investments in subsidiaries	925,492,357	1,577,484,393	226,597,450
Equity securities with readily determinable fair values	-	262,833,287	37,747,645
Other assets	6,875,561	-	-
TOTAL ASSETS	1,658,058,722	1,879,568,545	269,983,129

LIABILITIES AND EQUITY
Current liabilities:
Other payable	-	6,000,000	861,846
Amounts due to subsidiaries	7,090,700	4,924,176	707,314
Other long-term liabilities	-	7,475,856	1,073,839
Total liabilities	7,090,700	18,400,032	2,642,999
Shareholders’ Equity:
Class A ordinary shares (USD0.50 par value per share; 400,000,000 and 400,000,000 shares authorized as of December 31, 2018 and 2019; 66,789,300 and 67,416,046 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	217,421,867	219,526,699	31,533,037
Class B ordinary shares (USD0.50 par value per share; 100,000,000 and 100,000,000 shares authorized as of December 31, 2018 and 2019; 34,762,909 and 34,762,909 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	115,534,210	115,534,210	16,595,451
Additional paid-in capital	1,003,026,803	1,152,108,217	165,489,991
Retained earnings	252,617,450	308,698,533	44,341,770
Accumulated other comprehensive (loss) income	62,367,692	65,300,854	9,379,881
Total Shareholders’ Equity	1,650,968,022	1,861,168,513	267,340,130
TOTAL LIABILITIES AND EQUITY	1,658,058,722	1,879,568,545	269,983,129

Condensed Statements of Operations

Condensed statements of operations

	As of December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
General and administrative expenses	–	(1,307,753)	(33,538,433)	(4,817,495)
interest income		13,785,679	5,970,063	857,546
Interest expense	–	–	(646,315)	(92,837)
Gains on investments in equity securities	–	–	6,473,358	929,840
Share of profit in subsidiaries, net (Note a)	273,535,224	359,233,293	464,459,590	66,715,446
Income before tax and net income	273,535,224	371,711,219	442,718,263	63,592,500
Other comprehensive income, net of tax - Foreign currency translation adjustments	1,317,020	66,453,841	2,933,162	421,322
Comprehensive income	274,852,244	438,165,060	445,651,425	64,013,822

Condensed Statements of Cash Flows

Condensed statements of cash flows

	As of December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Operating activities:
Net income	273,535,224	371,711,219	442,718,263	63,592,500
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	-	1,307,753	26,490,395	3,805,107
Gains from investments in equity securities	-	-	(6,473,358)	(929,840)
Share of profit in subsidiaries, net	(273,535,224)	(359,233,293)	(464,459,590)	(66,715,446)
Changes in operating assets and liabilities:
Other current assets	-	(4,117,311)	1,700,582	244,273
Amounts due from subsidiaries	-	-	(6,271,868)	(900,897)
Amounts due to subsidiaries	-	7,090,700	(2,166,524)	(311,202)
Other long-term liabilities	-	-	7,475,856	1,073,840
Net cash provided by (used in) operating activities	-	16,759,068	(986,244)	(141,665)

Investing activities:
Advances for acquisitions	-	(6,875,561)	-	-
Payment for acquisitions	-	-	(52,903,471)	(7,599,108)
Investment to subsidiaries	-	-	(2,938,656)	(422,112)
Purchases of investments in equity securities	-	-	(247,415,003)	(35,538,941)
Loan to a related party	-	-	(192,558,675)	(27,659,323)
Repayment from a related party	-	-	26,672,779	3,831,305
Net cash used in investing activities	-	(6,875,561)	(469,143,026)	(67,388,179)

Financing activities:
Proceeds from issuance of Class A ordinary shares (note 1)	-	837,505,007	-	-
Payment for initial public offering costs	-	(30,827,578)	-	-
Distribution to the shareholders (note 1)	(579,042,699)	(200,532,021)	(226,951,236)	(32,599,505)
Dividends from subsidiaries	579,042,699	39,691,103	-	-
Net cash generated from financing activities	-	645,836,511	(226,951,236)	(32,599,505)

Effect of exchange rate changes on cash and cash equivalents and restricted cash	-	65,853,475	(2,355,347)	(338,325)

Net decrease in cash and cash equivalents and restricted cash	-	721,573,493	(699,435,853)	(100,467,674)
Cash and cash equivalents and restricted cash at beginning of the year	-	-	721,573,493	103,647,547
Cash and cash equivalents and restricted cash at end of the year	-	721,573,493	22,137,640	3,179,873